Subordinated Debentures/Notes (Details) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 USB Capital Funding Corp [Member]	Dec. 31, 2011 Trust I [Member]	Dec. 31, 2011 Junior Subordinated Notes [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Subordinated Debenture [Member]	Dec. 31, 2011 Subordinated Note [Member]	Dec. 23, 2009 Subordinated Note [Member]
Preferred securities issued				$ 15,000,000
Junior subordinated debt purchased by Trust I					15,500,000
Floating rate			three-month LIBOR plus 200 basis points			three-month LIBOR plus 148 basis points
Maturity date						Dec. 01, 2035		Dec. 29, 2017
Redemption date				Dec. 30, 2010
Subordinated debentures	75,250,000	75,250,000	25,000,000
Subordinated note, interest rate									10.00%
Cash flow hedge against variability of cash flows related to subordinated debenture							25,000,000
Principal amount			5,000,000
Three-month LIBOR rate			0.58%
Principal amount outstanding larger multiple			5,000,000
Number of purchasers										38
Subordinated notes principal amount									35,250,000
Portion of principal amount purchased by related parties									$ 14,050,000
Subordinated Notes, due date									Dec. 23, 2019